Restricted Net Assets and Parent Company Only Condensed Financial Information - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member] ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 61,483	$ 8,583	¥ 64,689
Short-term investments	124	17
Amounts due from intra-Group companies	89,638	12,513	62,153
Prepayments and other current assets	26,497	3,699	75,760
Total current assets	177,742	24,812	202,602
Investment in subsidiaries	707,892	98,818	453,384
Total non-current assets	707,892	98,818	453,384
TOTAL ASSETS	885,634	123,630	655,986
Accrued expenses and other current liabilities	300	42	300
Amounts due to intra-Group companies	64,820	9,049	3,478
Total current liabilities	65,120	9,091	3,778
Net liabilities of the VIEs	11,517	1,608	135,724
Total non-current liabilities	11,517	1,608	135,724
TOTAL LIABILITIES	76,637	10,699	139,502
SHAREHOLDERS’ EQUITY
Treasury stock	(49,054)	(6,848)	(109,257)
Additional paid-in capital	1,066,860	148,928	1,192,474
Accumulated other comprehensive income	16,507	2,304	17,313
Accumulative deficit	(225,431)	(31,469)	(584,161)
TOTAL SHAREHOLDERS’ EQUITY	808,997	112,931	516,484
TOTAL LIABILITIES, AND SHAREHOLDERS’ EQUITY	885,634	123,630	655,986
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares value	81	11	81
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares value	¥ 34	$ 5	¥ 34